Acquisitions and disposals - 2015 Acquisitions - Additional Information (Detail) £ in Millions, $ in Millions	1 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2015 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 GBP (£)
Disclosure of detailed information about business combination [line items]
Goodwill		£ 5,162	£ 5,734		£ 5,162		£ 5,965
Cash investment in associates and joint ventures		207	183		207		£ 263
Other business disposal [member]
Disclosure of detailed information about business combination [line items]
Cash consideration, net			309
Oncology product [member]
Disclosure of detailed information about business combination [line items]
Oncology business cash consideration			£ 10,395	$ 16,000
Novartis consumer healthcare and vaccines businesses [member]
Disclosure of detailed information about business combination [line items]
Business acquisition date			Mar. 02, 2015	Mar. 02, 2015
Novartis global vaccines business [member]
Disclosure of detailed information about business combination [line items]
Cash consideration			£ 3,417	$ 5,250
Milestone Payments			1,200	$ 1,800
First milestone payments			£ 300			$ 450
Equity ownership percentage and majority control of joint venture			63.50%	63.50%
Vaccines business acquisition [member]
Disclosure of detailed information about business combination [line items]
Cash consideration			£ 120
Fair value of existing investment			15
Goodwill			22
Intangible assets			124
Other net liabilities			11
Novartis consumer health care [member]
Disclosure of detailed information about business combination [line items]
Transaction costs for acquisition recognized in 2014 and 2015					£ 102
Novartis consumer health care and vaccines business [member]
Disclosure of detailed information about business combination [line items]
Group turnover since date of business acquisition		1,941
Estimated group turn over additional amount of after acquisition		£ 320
Investment associates and joint ventures [member]
Disclosure of detailed information about business combination [line items]
Cash investment in associates and joint ventures			£ 16
Issued share capital percentage	6.20%
issued share capital, cash	£ 571